MULDOON MURPHY & AGUGGIA LLP

ATTORNEYS AT LAW

5101 Wisconsin Avenue, N.W.

Washington, D.C. 20016

TEL: (202) 362-0840

FAX: (202) 966-9409

www.muldoonmurphy.com

November 7, 2007

VIA EDGAR

Mr. Todd Schiffman

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, DC 20549

Re:	Profile Bancorp, Inc.

Pre-effective Amendment No. 2 to Registration Statement on Form SB-2

SEC File No. 333-146071

Dear Mr. Schiffman:

On behalf of Profile Bancorp, Inc. (the “Company”), enclosed for filing is Pre-effective Amendment No. 2 to the Registration Statement on Form SB-2 (the “Amended Registration Statement”), including exhibits, marked pursuant to Rule 472 under the Securities Act of 1933, as amended, to indicate changes from Pre-effective Amendment No. 1 to the Company Registration Statement on Form SB-2 filed on October 29, 2007.

If you have any questions regarding this filing, please contact the undersigned at (202) 362-0840.

Very truly yours,

MULDOON MURPHY & AGUGGIA LLP

/s/ Lawrence M.F. Spaccasi

Lawrence M.F. Spaccasi

cc:	David Lyon, Securities and Exchange Commission

Babette Cooper, Securities and Exchange Commission

Kevin Vaughn, Securities and Exchange Commission

Donald W. Dwyer, Office of Thrift Supervision, DC

Roger Smith, Office of Thrift Supervision, DC

David Permut, Office of Thrift Supervision, DC

Marcia Brace, Office of Thrift Supervision, DC

David Rochefort, Office of Thrift Supervision, DC

Kenneth A. Wilman, Jr., Profile Bancorp, Inc.

Joseph J. Bradley, Esq.